Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	$ 1,702,255	$ 879,960
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2021	830,915
2020	638,467
2019	147,697
2018	53,813
2017	6,965
Prior	25,094
Net investment in finance leases, net	1,702,951
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2021	17,822
2020	109,224
2019	234,749
Net investment in finance leases, net	361,795
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2021	759,221
2020	597,752
2019	106,715
2018	33,958
2017	6,948
Prior	19,126
Net investment in finance leases, net	1,523,720
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2021	12,239
2020	109,224
2019	204,299
Net investment in finance leases, net	325,762
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2021	64,108
2020	38,231
2019	34,813
2018	19,272
2017	17
Prior	5,656
Net investment in finance leases, net	162,097
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2021	5,583
2019	30,450
Net investment in finance leases, net	36,033
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2021	7,586
2020	2,484
2019	6,169
2018	583
Prior	312
Net investment in finance leases, net	$ 17,134